Stock Options Assumptions (TABLES)	3 Months Ended
Aug. 31, 2012
Stock Options Assumptions
Stock Options Assumptions
Expected life	5.77 years
Assumed annual dividend growth rate	0%
Expected volatility	188%
Risk free interest rate	1.86%